UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10045
CALVERT IMPACT FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2016

Item 1. Schedule of Investments.

CALVERT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.4%

Aerospace & Defense - 0.8%
Triumph Group, Inc.	61,649	2,188,540

Air Freight & Logistics - 0.8%
Hub Group, Inc., Class A *	58,584	2,247,868

Auto Components - 1.1%
Tenneco, Inc. *	70,903	3,304,789

Banks - 12.4%
Berkshire Hills Bancorp, Inc.	132,351	3,562,889
East West Bancorp, Inc.	121,148	4,140,839
Financial Institutions, Inc.	113,044	2,947,057
First Citizens BancShares, Inc., Class A	13,271	3,435,994
First Interstate BancSystem, Inc., Class A	130,687	3,672,305
FNB Corp.	277,932	3,485,267
Great Western Bancorp, Inc.	126,130	3,978,140
International Bancshares Corp.	136,652	3,565,251
PrivateBancorp, Inc.	89,257	3,929,986
SVB Financial Group *	35,203	3,349,917
		36,067,645

Capital Markets - 0.6%
BGC Partners, Inc., Class A	211,447	1,841,703

Chemicals - 1.1%
Minerals Technologies, Inc.	54,169	3,076,799

Commercial Services & Supplies - 1.5%
Deluxe Corp.	65,674	4,358,783

Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	247,996	2,276,603

Construction & Engineering - 3.7%
Aegion Corp. *	126,393	2,465,927
Argan, Inc.	95,749	3,994,648

See notes to Schedule of Investments

EMCOR Group, Inc.	87,221	4,296,507
		10,757,082

Diversified Consumer Services - 1.7%
Grand Canyon Education, Inc. *	122,019	4,870,998

Diversified Telecommunication Services - 2.2%
ATN International, Inc.	38,327	2,982,224
Inteliquent, Inc.	176,710	3,514,762
		6,496,986

Electric Utilities - 1.1%
Portland General Electric Co.	74,257	3,276,219

Electronic Equipment & Instruments - 8.0%
Anixter International, Inc. *	34,907	1,859,845
Fabrinet *	62,370	2,315,174
FLIR Systems, Inc.	108,824	3,368,103
II-VI, Inc. *	143,301	2,688,327
Insight Enterprises, Inc. *	112,773	2,932,098
PC Connection, Inc.	120,486	2,867,567
Plexus Corp. *	95,202	4,112,726
Sanmina Corp. *	117,871	3,160,122
		23,303,962

Energy Equipment & Services - 2.5%
Bristow Group, Inc.	81,784	933,156
Frank's International NV (a)	147,725	2,158,262
Newpark Resources, Inc. *	302,164	1,749,530
US Silica Holdings, Inc. (a)	67,971	2,342,960
		7,183,908

Food Products - 0.6%
John B Sanfilippo & Son, Inc.	38,255	1,630,811

Gas Utilities - 0.9%
ONE Gas, Inc.	40,259	2,680,847

Health Care Equipment & Supplies - 7.3%
Analogic Corp.	41,378	3,287,068
Anika Therapeutics, Inc. *	37,795	2,027,702
Glaukos Corp. *	62,497	1,822,413

See notes to Schedule of Investments

Hill-Rom Holdings, Inc.	58,360	2,944,262
LivaNova plc *	67,789	3,405,041
STERIS plc	49,833	3,426,019
SurModics, Inc. *	177,094	4,158,167
		21,070,672

Health Care Providers & Services - 2.1%
Centene Corp. *	52,202	3,725,657
Envision Healthcare Holdings, Inc. *	88,973	2,257,245
		5,982,902

Health Care Technology - 1.3%
Omnicell, Inc. *	108,462	3,712,654

Hotels, Restaurants & Leisure - 2.9%
Cheesecake Factory, Inc. (The)	64,793	3,119,135
Texas Roadhouse, Inc.	115,297	5,257,543
		8,376,678

Household Durables - 1.7%
La-Z-Boy, Inc.	155,562	4,327,735
Lifetime Brands, Inc.	48,608	709,191
		5,036,926

Household Products - 1.0%
Central Garden & Pet Co., Class A *	133,479	2,897,829

Insurance - 5.1%
American Financial Group, Inc.	61,901	4,576,341
FBL Financial Group, Inc., Class A	54,647	3,315,433
National General Holdings Corp.	146,857	3,145,677
Navigators Group, Inc. (The)	41,914	3,854,831
		14,892,282

Internet Software & Services - 0.8%
Xactly Corp. *	171,609	2,198,311

IT Services - 4.4%
Convergys Corp.	141,454	3,536,350
DST Systems, Inc.	32,028	3,729,020
Syntel, Inc. *	60,736	2,748,911

See notes to Schedule of Investments

TeleTech Holdings, Inc.	97,283	2,639,288
		12,653,569

Leisure Products - 0.8%
Brunswick Corp.	53,629	2,430,466

Life Sciences - Tools & Services - 1.5%
Cambrex Corp. *	41,693	2,156,779
Luminex Corp. *	114,907	2,324,569
		4,481,348

Machinery - 1.9%
Hillenbrand, Inc.	115,589	3,472,293
Wabash National Corp. *	166,364	2,112,823
		5,585,116

Marine - 0.9%
Matson, Inc.	82,503	2,664,022

Metals & Mining - 1.2%
Reliance Steel & Aluminum Co.	43,908	3,376,525

Multi-Utilities - 1.2%
Avista Corp.	76,738	3,437,862

Paper & Forest Products - 1.8%
Clearwater Paper Corp. *	41,076	2,685,138
PH Glatfelter Co.	136,533	2,670,586
		5,355,724

Professional Services - 3.1%
Insperity, Inc.	41,969	3,241,266
Korn/Ferry International	119,119	2,465,763
Navigant Consulting, Inc. *	201,059	3,247,103
		8,954,132

Real Estate Investment Trusts - 6.9%
Cedar Realty Trust, Inc.	291,098	2,162,858
DDR Corp.	187,645	3,403,880
First Industrial Realty Trust, Inc.	133,532	3,714,860
Kite Realty Group Trust	119,680	3,354,631
Lexington Realty Trust	370,243	3,743,157

See notes to Schedule of Investments

One Liberty Properties, Inc.	71,599	1,707,636
Whitestone REIT	127,378	1,920,860
		20,007,882

Semiconductors & Semiconductor Equipment - 1.8%
Cabot Microelectronics Corp.	63,470	2,687,320
Integrated Device Technology, Inc. *	119,488	2,405,293
		5,092,613

Software - 1.7%
Mentor Graphics Corp.	102,747	2,184,401
Sapiens International Corp. NV	234,035	2,740,550
		4,924,951

Specialty Retail - 2.4%
Michaels Cos., Inc. (The) *	132,334	3,763,579
Sally Beauty Holdings, Inc. *	107,468	3,160,634
		6,924,213

Technology Hardware, Storage & Peripherals - 0.9%
Super Micro Computer, Inc. *	104,150	2,588,128

Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	86,556	3,907,138

Wireless Telecommunication Services - 1.5%
Shenandoah Telecommunications Co.	112,960	4,412,218

Total Common Stocks (Cost $265,286,609)		276,527,704

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Social Investment Foundation Notes:
0.50%, 3/18/17 (b)(c)	750,000	727,822
0.25%, 7/1/17 (b)(c)	651,905	649,656
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(c)(d)	152,000	140,600
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (b)(c)(d)	195,000	178,425

See notes to Schedule of Investments

Total High Social Impact Investments (Cost $1,748,905)		1,696,503

TIME DEPOSIT - 1.6%
State Street Bank Time Deposit, 0.293%, 7/1/16	4,657,973	4,657,973

Total Time Deposit (Cost $4,657,973)		4,657,973

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
State Street Institutional U.S. Government Money Market Fund, 0.25%	4,328,001	4,328,001

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $4,328,001)		4,328,001

TOTAL INVESTMENTS (Cost $276,021,488) - 99.1%		287,210,181
Other assets and liabilities, net - 0.9%		2,682,941
NET ASSETS - 100.0%		$289,893,122

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $4,224,657.
(b) Total market value of restricted securities amounts to $1,696,503, which represents 0.6% of the net assets of the Fund as of June 30, 2016.
(c) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $1,696,503, which represents 0.6% of the net assets of the Fund as of June 30, 2016.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.

Abbreviations:
plc:	Public Limited Company
REIT:	Real Estate Investment Trust

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 0.50%, 3/18/17	3/18/16	750,000
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	651,905
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	152,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	195,000

See notes to Schedule of Investments

CALVERT GLOBAL ENERGY SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 93.2%

Austria - 2.8%
Zumtobel Group AG (a)	217,020	2,633,858

Brazil - 2.1%
Cosan Ltd., Class A	305,600	1,989,456

Canada - 4.3%
DIRTT Environmental Solutions *	154,215	642,190
Lumenpulse, Inc. *	112,341	1,406,926
Northland Power, Inc.	54,022	928,278
TransAlta Renewables, Inc. (b)	99,657	1,030,549
		4,007,943

China - 9.4%
Canadian Solar, Inc. *	276,020	4,173,422
Huaneng Renewables Corp. Ltd., Class H (a)	8,172,000	2,728,389
JinkoSolar Holding Co. Ltd. (ADR) *(b)	95,024	1,936,589
		8,838,400

Denmark - 3.4%
Vestas Wind Systems A/S (a)	47,486	3,222,613

Germany - 10.6%
Capital Stage AG (a)	151,456	996,789
CHORUS Clean Energy AG (a)	121,192	1,231,467
Infineon Technologies AG (a)	217,285	3,122,490
Nordex SE *	48,954	1,381,256
PNE Wind AG (a)	620,034	1,459,898
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie (a)	53,225	747,415
Senvion SA *(a)	75,961	1,016,413
		9,955,728

Ireland - 1.9%
Kingspan Group plc (a)	83,362	1,803,913

Italy - 1.4%
Prysmian SpA (a)	57,798	1,267,025

See notes to Schedule of Investments

Philippines - 1.2%
Energy Development Corp. (a)	9,591,200	1,128,759

Spain - 8.4%
Atlantica Yield plc (b)	110,409	2,051,399
EDP Renovaveis SA (a)	506,518	3,834,673
Saeta Yield SA (a)	195,823	1,962,107
		7,848,179

United Kingdom - 7.2%
Delphi Automotive plc	45,281	2,834,590
Johnson Matthey plc (a)	12,009	454,597
National Grid plc (a)	48,255	709,614
Renewables Infrastructure Group Ltd. (The) (a)	2,105,183	2,727,831
		6,726,632

United States - 40.5%
Ameresco, Inc. Class A *	278,042	1,215,043
BorgWarner, Inc.	78,148	2,306,929
Calgon Carbon Corp.	157,641	2,072,979
Covanta Holding Corp.	297,135	4,887,871
Eaton Corp. plc	46,503	2,777,624
Enphase Energy, Inc. *	257,001	511,432
First Solar, Inc. *	58,242	2,823,572
FuelCell Energy, Inc. *	49,408	307,318
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	125,528	2,711,405
Johnson Controls, Inc.	114,557	5,070,293
NRG Yield, Inc. Class C (b)	186,868	2,913,272
Pattern Energy Group, Inc. (b)	43,130	990,696
Power Integrations, Inc.	26,781	1,340,925
Silver Spring Networks, Inc. *	135,444	1,645,644
SolarEdge Technologies, Inc. *(b)	60,660	1,188,936
SunPower Corp. *(b)	301,481	4,669,941
Universal Display Corp. *	9,741	660,440
		38,094,320

Total Common Stocks (Cost $98,570,788)		87,516,826

See notes to Schedule of Investments

CLOSED-END FUND - 2.5%

United Kingdom - 2.5%
Greencoat UK Wind plc (a)	1,519,647	2,319,233

Total Closed-End Funds (Cost $2,316,565)		2,319,233

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 2.0%

United States - 2.0%
Calvert Social Investment Foundation Notes:
0.50%, 3/18/17 (c)(d)	800,000	776,344
1.00%, 5/5/17 (c)(d)	1,000,000	969,820
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (c)(d)(e)	53,000	49,025
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (c)(d)(e)	68,000	62,220
		1,857,409

Total High Social Impact Investments (Cost $1,921,000)		1,857,409

TIME DEPOSIT - 1.0%
State Street Bank Time Deposit, 0.293%, 7/1/16	968,583	968,583

Total Time Deposit (Cost $968,583)		968,583

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.4%
State Street Institutional U.S. Government Money Market Fund, 0.25%	9,812,810	9,812,810

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $9,812,810)		9,812,810

TOTAL INVESTMENTS (Cost $113,589,746) - 109.1%		102,474,861
Other assets and liabilities, net - (9.1%)		(8,521,027)
NET ASSETS - 100.0%		$93,953,834

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Due to significant market movements following the close of trading in the local markets, the value of this security as of June 30, 2016 was adjusted by a third party pricing service. See Note A.
(b) Security, or portion of security, is on loan. Total value of securities on loan is $9,535,372.
(c) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $1,857,409, which represents 2.0% of the net assets of the Fund as of June 30, 2016.

(d) Total market value of restricted securities amounts to $1,857,409, which represents 2.0% of the net assets of the Fund as of June 30, 2016.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.

Abbreviations:
ADR:	American Depositary Receipts
Ltd.:	Limited
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 0.50%, 3/18/17	3/18/16	800,000
Calvert Social Investment Foundation Notes, 1.00%, 5/5/17	5/5/16	1,000,000
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	53,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	68,000

See notes to Schedule of Investments

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%

Brazil - 2.1%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	512,068	4,588,129
Cia de Saneamento de Minas Gerais	499,080	4,598,814
		9,186,943

Canada - 1.7%
EnerCare, Inc. (a)	270,258	3,577,083
Pure Technologies Ltd.	772,530	3,521,964
		7,099,047

Cayman Islands - 0.9%
Consolidated Water Co. Ltd.	291,332	3,804,796

Chile - 1.0%
Aguas Andinas SA, Class A	7,192,123	4,129,189

China - 5.1%
China Everbright Water Ltd. (b)	13,200,178	6,251,109
China Lesso Group Holdings Ltd. (b)	12,082,228	6,468,436
CT Environmental Group Ltd. (a)(b)	18,850,202	5,532,244
Tianjin Capital Environmental Protection Group Co. Ltd. Class H (b)	7,738,603	3,523,769
		21,775,558

Denmark - 0.8%
Novozymes A/S, B Shares (b)	75,325	3,629,959

Finland - 3.2%
Kemira Oyj (b)	439,303	5,248,879
Metsa Board Oyj (b)	638,507	3,236,307
Outotec Oyj *(b)	1,178,532	5,328,368
		13,813,554

France - 2.8%
Sanofi SA (b)	39,493	3,319,700
Suez (b)	261,280	4,115,176
Veolia Environnement SA (b)	211,018	4,584,265
		12,019,141

See notes to Schedule of Investments

Hong Kong - 3.8%
Beijing Enterprises Water Group Ltd. (b)	6,781,452	4,120,644
China Water Affairs Group Ltd. (b)	6,872,421	3,978,071
China Water Industry Group Ltd. *(b)	19,304,645	3,335,393
Guangdong Investment Ltd. (b)	3,050,756	4,683,907
		16,118,015

India - 1.2%
Jain Irrigation Systems Ltd. (b)	4,795,787	5,321,617

Israel - 0.8%
Israel Chemicals Ltd. (b)	878,704	3,431,978

Italy - 1.6%
Interpump Group S.p.A. (b)	431,201	6,777,805

Japan - 6.0%
Ebara Corp. (b)	1,366,474	7,507,909
Hitachi Zosen Corp. (b)	1,319,274	6,338,314
Kurita Water Industries Ltd. (b)	232,263	5,167,665
METAWATER Co. Ltd. (b)	246,240	6,666,813
		25,680,701

Malaysia - 0.9%
YTL Power International Bhd (b)	11,680,740	4,076,049

Mexico - 0.8%
Grupo Rotoplas SAB de CV	1,894,529	3,419,625

Netherlands - 0.7%
Boskalis Westminster NV (b)	86,205	2,973,408

Philippines - 2.5%
Manila Water Co., Inc. (b)	6,040,106	3,481,758
Metro Pacific Investments Corp. (b)	47,954,918	7,125,368
		10,607,126

Singapore - 1.9%
Hyflux Ltd. (b)	8,827,194	3,954,211
SIIC Environment Holdings Ltd. *(b)	8,636,714	3,982,146
		7,936,357

See notes to Schedule of Investments

South Korea - 1.3%
Coway Co. Ltd. (b)	62,228	5,656,152

Spain - 0.7%
Iberdrola SA (b)	467,127	3,155,247

Sweden - 0.8%
Hennes & Mauritz AB, B Shares (b)	115,433	3,382,848

Switzerland - 3.4%
Geberit AG (b)	19,349	7,309,180
Novartis AG (b)	43,624	3,588,675
Sika AG (b)	829	3,467,837
		14,365,692

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	667,370	3,374,601

Thailand - 0.9%
TTW PCL (b)	1,941,700	619,279
TTW PCL Foreign Shares	10,975,699	3,154,655
		3,773,934

United Kingdom - 6.9%
Coca-Cola European Partners plc	88,759	3,167,809
Croda International plc (b)	79,028	3,312,402
Pennon Group plc (b)	394,611	4,982,267
Pentair plc	95,128	5,545,011
Severn Trent plc (b)	140,364	4,585,269
Unilever plc (b)	72,858	3,494,785
United Utilities Group plc (b)	324,967	4,525,069
		29,612,612

United States - 47.0%
Advanced Drainage Systems, Inc. (a)	248,260	6,794,876
Aegion Corp. *	329,668	6,431,823
American States Water Co.	96,179	4,214,564
American Water Works Co., Inc.	59,158	4,999,443
Aqua America, Inc.	131,295	4,681,980
Badger Meter, Inc.	68,234	4,983,129
Calgon Carbon Corp.	340,784	4,481,310
California Water Service Group	132,921	4,642,931

See notes to Schedule of Investments

Cantel Medical Corp.	70,783	4,864,916
CLARCOR, Inc.	55,951	3,403,499
Colgate-Palmolive Co.	47,417	3,470,924
Connecticut Water Service, Inc.	76,111	4,277,438
Danaher Corp.	35,129	3,548,029
Ecolab, Inc.	50,519	5,991,553
Energy Recovery, Inc. *(a)	471,187	4,188,852
Flowserve Corp.	111,037	5,015,541
Ford Motor Co.	242,261	3,045,221
Franklin Electric Co., Inc.	154,342	5,101,003
General Electric Co.	107,026	3,369,178
General Mills, Inc.	53,522	3,817,189
Gorman-Rupp Co. (The)	208,629	5,718,521
HD Supply Holdings, Inc. *	197,490	6,876,602
IDEX Corp.	65,602	5,385,924
IDEXX Laboratories, Inc. *	41,736	3,875,605
Intel Corp.	98,576	3,233,293
Itron, Inc. *	114,557	4,937,407
Kellogg Co.	43,171	3,524,912
Layne Christensen Co. *	431,059	3,491,578
Lindsay Corp. (a)	90,436	6,136,987
Middlesex Water Co.	104,898	4,550,475
Mueller Industries, Inc.	213,074	6,792,799
Mueller Water Products, Inc., Class A	594,828	6,792,936
NIKE, Inc., Class B	64,348	3,552,010
NRG Energy, Inc.	221,223	3,316,133
Nucor Corp.	70,071	3,462,208
PepsiCo, Inc.	31,920	3,381,605
Rexnord Corp. *	248,004	4,868,318
SJW Corp.	108,122	4,257,844
Tetra Tech, Inc.	171,695	5,278,763
Trimble Navigation Ltd. *	128,443	3,128,871
Valmont Industries, Inc.	51,453	6,960,047
Watts Water Technologies, Inc., Class A	87,899	5,120,996
Xylem, Inc.	125,188	5,589,644
		201,556,877

Total Common Stocks (Cost $404,157,917)		426,678,831

See notes to Schedule of Investments

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 1.00%, 5/5/17 (c)(d)	1,000,000	969,820
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (c)(d)(e)	284,000	262,700
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (c)(d)(e)	366,000	334,890

Total High Social Impact Investments (Cost $1,650,000)		1,567,410

TIME DEPOSIT - 0.1%
State Street Bank Time Deposit, 0.293%, 7/1/16	504,858	504,858

Total Time Deposit (Cost $504,858)		504,858

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.1%
State Street Institutional U.S. Government Money Market Fund, 0.25%	21,964,936	21,964,936

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $21,964,936)		21,964,936

TOTAL INVESTMENTS (Cost $428,277,711) - 105.2%		450,716,035
Other assets and liabilities, net - (5.2%)		(22,127,677)
NET ASSETS - 100.0%		$428,588,358

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $20,539,775.
(b) Due to significant market movements following the close of trading in the local markets, the value of this security as of June 30, 2016 was adjusted by a third party pricing service. See Note A.
(c) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $1,567,410, which represents 0.4% of the net assets of the Fund as of June 30, 2016.

(d) Total market value of restricted securities amounts to $1,567,410, which represents 0.4% of the net assets of the Fund as of June 30, 2016.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.

Abbreviations:
ADR:	American Depositary Receipts
Ltd.:	Limited
PCL:	Public Company Limited
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 1.00%, 5/5/17	5/5/16	1,000,000
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	284,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	366,000

See notes to Schedule of Investments

CALVERT GREEN BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 12.6%

Asset-Backed - Automobile - 5.8%
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (a)	300,000	302,591
Toyota Auto Receivables Owner Trust:
Series 2015-B A2B, 0.652%, 11/15/17 (b)	286,920	286,978
Series 2014-A A3, 0.67%, 12/15/17	1,426,986	1,426,026
Series 2014-A A4, 1.18%, 6/17/19	300,000	300,563
Series 2016-B, Class A3, 1.30%, 4/15/20	1,700,000	1,707,772
		4,023,930

Asset-Backed - Other - 6.8%
Dell Equipment Finance Trust, Series 2014-1, Class C, 1.80%, 6/22/20 (a)	420,000	419,969
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	288,548	286,982
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (a)	276,380	269,888
Series III LLC, 4.02%, 7/20/44 (a)	564,461	545,750
Series III LLC, 5.44%, 7/20/44 (a)	191,397	199,158
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (a)	2,000,000	2,004,062
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (a)	974,338	993,930
		4,719,739

Total Asset-Backed Securities (Cost $8,715,938)		8,743,669

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 6/10/28 (a)(b)	400,000	386,993
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class C, 3.931%, 6/10/27 (a)(b)	450,000	454,393
Morgan Stanley Capital I Trust, Series 2014-CPT:
Class F, 3.56%, 7/13/29 (a)(b)	430,000	409,672
Class G, 3.56%, 7/13/29 (a)(b)	100,000	93,675

Total Commercial Mortgage-Backed Securities (Cost $1,337,216)		1,344,733

See notes to Schedule of Investments

CORPORATE BONDS - 51.9%

Basic Materials - 0.2%
Methanex Corp., 5.65%, 12/1/44	200,000	165,977

Communications - 4.4%
AT&T, Inc.:
1.326%, 3/11/19 (b)	900,000	896,005
4.125%, 2/17/26	415,000	445,807
5.65%, 2/15/47	300,000	343,563
Cisco Systems, Inc., 2.20%, 2/28/21	300,000	309,185
Verizon Communications, Inc.:
1.426%, 6/17/19 (b)	500,000	502,530
3.50%, 11/1/24	95,000	101,036
4.862%, 8/21/46	400,000	437,235
		3,035,361

Consumer, Cyclical - 12.3%
American Airlines Pass-Through Trust:
5.60%, 1/15/22 (a)	1,071,265	1,103,402
5.25%, 7/15/25	180,000	187,650
CVS Health Corp.:
3.875%, 7/20/25	443,000	487,290
5.125%, 7/20/45	200,000	248,115
Ford Motor Co., 4.75%, 1/15/43	125,000	132,310
Ford Motor Credit Co. LLC:
1.486%, 3/12/19 (b)	750,000	746,858
1.567%, 11/4/19 (b)	750,000	736,772
Home Depot, Inc. (The), 4.20%, 4/1/43	150,000	168,348
Hyundai Capital America, 1.45%, 2/6/17 (a)	750,000	750,895
Hyundai Capital Services, Inc., 2.875%, 3/16/21 (a)	1,200,000	1,239,697
Johnson Controls, Inc., 4.625%, 7/2/44	200,000	211,249
Latam Airlines Pass-Through Trust A, 4.20%, 8/15/29 (a)	122,842	112,339
Latam Airlines Pass-Through Trust B, 4.50%, 8/15/25 (a)	97,271	85,355
Lowe's Cos., Inc., 3.70%, 4/15/46	75,000	77,114
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	700,000	702,625
Starbucks Corp., 2.45%, 6/15/26	300,000	304,659
Virgin Australia Trust:
7.125%, 10/23/18 (a)	142,191	142,191
6.00%, 4/23/22 (a)	395,296	402,214

See notes to Schedule of Investments

Whirlpool Corp.:
3.70%, 5/1/25	400,000	425,563
4.50%, 6/1/46	200,000	209,483
		8,474,129

Consumer, Non-cyclical - 1.1%
Massachusetts Institute of Technology, 3.959%, 7/1/38	635,000	724,642

Financial - 23.9%
American Tower Corp.:
3.45%, 9/15/21	200,000	208,172
4.00%, 6/1/25	200,000	212,693
3.375%, 10/15/26	450,000	452,341
Bank of America Corp.:
1.35%, 11/21/16	1,000,000	1,001,390
1.95%, 5/12/18	800,000	804,704
2.625%, 4/19/21	665,000	675,199
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (b)	400,000	406,000
3.875%, 8/1/25	500,000	530,405
4.25%, 10/22/26	465,000	482,246
Capital One Bank, 2.25%, 2/13/19	300,000	303,835
Capital One Financial Corp., 4.20%, 10/29/25	150,000	154,206
Capital One NA:
1.778%, 8/17/18 (b)	750,000	754,276
2.35%, 8/17/18	250,000	253,494
Citigroup, Inc.:
2.50%, 9/26/18	350,000	356,937
2.05%, 6/7/19	100,000	100,688
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	50,000	48,714
6.125%, 11/15/20 floating rate thereafter to 12/29/49 (b)(c)	200,000	203,000
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (b)	100,000	98,500
4.60%, 3/9/26	530,000	561,896
4.45%, 9/29/27	450,000	463,550
Digital Realty Trust LP, 3.95%, 7/1/22	1,000,000	1,047,524
ING Bank NV, 2.00%, 11/26/18 (a)	1,500,000	1,515,964
KFW:
1.75%, 10/15/19	200,000	204,805
1.875%, 11/30/20	1,500,000	1,544,097

See notes to Schedule of Investments

Morgan Stanley:
1.378%, 7/23/19 (b)	500,000	495,825
2.375%, 7/23/19	500,000	508,250
4.00%, 7/23/25	100,000	107,079
5.00%, 11/24/25	100,000	109,479
3.95%, 4/23/27	100,000	101,130
Prologis LP, 3.35%, 2/1/21	250,000	264,509
Prudential Financial, Inc., 2.30%, 8/15/18	300,000	305,755
Vornado Realty LP, 2.50%, 6/30/19	1,500,000	1,528,218
Wells Fargo & Co.:
2.50%, 3/4/21	300,000	307,631
3.00%, 4/22/26	375,000	382,257
		16,494,769

Government - 5.8%
African Development Bank, 1.375%, 12/17/18	1,000,000	1,013,139
Asian Development Bank, 2.125%, 3/19/25	750,000	776,213
European Investment Bank, 2.50%, 10/15/24	200,000	211,953
International Bank for Reconstruction & Development, 1.005%, 10/1/18	1,250,000	1,256,507
Nordic Investment Bank, 2.25%, 9/30/21	750,000	785,179
		4,042,991

Industrial - 0.7%
General Electric Co., 2.70%, 10/9/22	345,000	362,078
Masco Corp., 4.45%, 4/1/25	100,000	103,510
		465,588

Technology - 2.5%
Apple, Inc., 2.85%, 2/23/23	750,000	788,112
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
5.45%, 6/15/23 (a)	250,000	259,393
6.02%, 6/15/26 (a)	275,000	286,684
Intel Corp., 3.10%, 7/29/22	150,000	160,610
Oracle Corp.:
2.40%, 9/15/23	60,000	60,214
2.65%, 7/15/26	130,000	130,326
4.00%, 7/15/46	70,000	70,574
		1,755,913

Utilities - 1.0%
American Water Capital Corp.:

See notes to Schedule of Investments

6.085%, 10/15/17	255,000	270,423
3.40%, 3/1/25	400,000	433,713
		704,136

Total Corporate Bonds (Cost $34,859,130)		35,863,506

HIGH SOCIAL IMPACT INVESTMENTS - 0.2%
Calvert Social Investment Foundation Notes, 0.50%, 3/18/17 (d)(e)	150,000	145,565

Total High Social Impact Investments (Cost $150,000)		145,565

MUNICIPAL OBLIGATIONS - 11.6%

California - 3.1%
Metropolitan Water District of Southern California Revenue Bonds, 6.947%, 7/1/40	250,000	299,593
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	430,000	555,637
Southern California Public Power Authority Revenue Bonds, Revenue Bonds, 5.943%, 7/1/40	1,000,000	1,298,030
		2,153,260

District of Columbia - 0.3%
District of Columbia Water & Sewer Authority, 4.814%, 10/1/14	150,000	175,128

Massachusetts - 2.8%
Commonwealth of Massachusetts GO Bonds, 3.277%, 6/1/46	1,725,000	1,751,220
Massachusetts Clean Water Trust, Revenue Bonds, 5.192%, 8/1/40	150,000	185,999
		1,937,219

New York - 5.4%
New York City Water & Sewer System, Revenue Bonds:
5.44%, 6/15/43	770,000	1,045,413
5.882%, 6/15/44	605,000	869,621
New York State Environmental Facilities Corp. Revenue Bonds:
1.48%, 7/15/18	750,000	757,470
2.25%, 7/15/20	1,040,000	1,075,069
		3,747,573

Total Municipal Obligations (Cost $7,528,728)		8,013,180

See notes to Schedule of Investments

SOVEREIGN GOVERNMENT BONDS - 8.9%
Export Development Canada, 1.25%, 12/10/18	1,000,000	1,008,085
Export-Import Bank of Korea, 2.125%, 2/11/21	1,000,000	1,009,180
Kommuninvest i Sverige AB, 1.50%, 4/23/19 (a)	1,000,000	1,014,194
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	1,500,000	1,528,500
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26 (a)	1,000,000	1,047,911
Svensk Exportkredit AB, 1.875%, 6/23/20	500,000	509,308

Total Sovereign Government Bonds (Cost $5,987,903)		6,117,178

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.5%
Overseas Private Investment Corp.:
3.22%, 9/15/29	800,000	852,986
3.16%, 6/1/33	197,235	209,682

Total U.S. Government Agencies and Instrumentalities (Cost $997,235)		1,062,668

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.3%
Fannie Mae:
3.11%, 7/1/23	143,414	154,386
3.11%, 6/1/26	2,000,000	2,090,500
3.11%, 6/1/26	2,000,000	2,090,340

Total U.S. Government Agency Mortgage-Backed Securities (Cost $4,209,104)		4,335,226

TIME DEPOSIT - 6.6%
State Street Bank Time Deposit, 0.293%, 7/1/16	4,564,067	4,564,067

Total Time Deposit (Cost $4,564,067)		4,564,067

See notes to Schedule of Investments

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.25%	206,910	206,910

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $206,910)		206,910

TOTAL INVESTMENTS (Cost $68,556,231) - 101.8%		70,396,702
Other assets and liabilities, net - (1.8%)		(1,241,078)
NET ASSETS - 100.0%		$69,155,624

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $16,558,427, which represents 23.9% of the net assets of the Fund as of June 30, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $202,486.
(d) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $145,565, which represents 0.2% of the net assets of the Fund as of June 30, 2016.

(e) Total market value of restricted securities amounts to $145,565, which represents 0.2% of the net assets of the Fund as of June 30, 2016.

Abbreviations:
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
2 Year U.S. Treasury Notes	(1)	9/16	($219,328)	($1,002)
10 Year U.S. Treasury Notes	(53)	9/16	(7,048,172)	(153,564)
Ultra Long U.S. Treasury Bonds	(15)	9/16	(2,795,625)	17,472
Total Short				($137,094)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 0.50%, 3/18/17	3/18/16	150,000

See notes to Schedule of Investments

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Impact Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with four separate portfolios: Small Cap, Calvert Global Energy Solutions Fund, Global Water, and Green Bond. Small Cap is registered as a diversified portfolio, while Global Energy Solutions, Global Water, and Green Bond are each registered as non-diversified portfolios. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Closed-end funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following tables summarize the market value of the Funds' holdings as of June 30, 2016, based on the inputs used to value them:

Small Cap	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$276,527,704	$—	$—	$276,527,704
High Social Impact Investments	—	1,377,478	319,025	1,696,503
Time Deposit	—	4,657,973	—	4,657,973
Short Term Investment of Cash Collateral For Securities Loaned	4,328,001	—	—	4,328,001
TOTAL	$280,855,705	$6,035,451	$319,025^	$287,210,181

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.1% of net assets.

There were no transfers between levels during the period.

Global Energy Solutions	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Common Stocks**	$56,468,975	$31,047,851	***	$—	$87,516,826
Closed-End Funds	—	2,319,233		—	2,319,233
High Social Impact Investments	—	1,746,164		111,245	1,857,409
Time Deposit	—	968,583		—	968,583
Short Term Investment of Cash Collateral For Securities Loaned	9,812,810	—		—	9,812,810
TOTAL	$66,281,785	$36,081,831	$111,245^		$102,474,861

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading. On June 30, 2016, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.
^ Level 3 securities represent 0.1% of net assets.

There were no transfers between levels during the period.

Global Water	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Common Stocks**	$241,063,952	$185,614,879	***	$—	$426,678,831
High Social Impact Investments	—	969,820		597,590	1,567,410
Time Deposit	—	504,858		—	504,858
Short Term Investment of Cash Collateral For Securities Loaned	21,964,936	—		—	21,964,936
TOTAL	$263,028,888	$187,089,557	$597,590^		$450,716,035

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.
^ Level 3 securities represent 0.1% of net assets.

There were no transfers between levels during the period.

Green Bond	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$8,743,669	$—	$8,743,669
Commercial Mortgage-Backed Securities	—	1,344,733	—	1,344,733
Corporate Bonds	—	35,863,506	—	35,863,506
High Social Impact Investments	—	145,565	—	145,565
Municipal Obligations	—	8,013,180	—	8,013,180
Sovereign Government Bonds	—	6,117,178	—	6,117,178
U.S. Government Agencies and Instrumentalities	—	1,062,668	—	1,062,668
U.S. Government Agency Mortgage-Backed Securities	—	4,335,226	—	4,335,226
Time Deposit	—	4,564,067	—	4,564,067
Short Term Investment of Cash Collateral For Securities Loaned	206,910	—	—	206,910
TOTAL	$206,910	$70,189,792	$—	$70,396,702
Futures Contracts**	($137,094)	$—	$—	($137,094)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between levels during the period.

Futures Contracts: Green Bond may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. Green Bond is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates and the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures to hedge against interest rate changes, and to manage overall duration of the Fund. The Fund's futures contracts at period end are presented in the Schedule of Investments.
The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

	Average Number of Contracts *
	Long	Short
Calvert Green Bond Fund	7	(31)
* Averages are based on activity levels during the period ended June 30, 2016.
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

The Funds may invest in Community Investment Notes issued by the Calvert Social Investment Foundation (the “CSI Foundation”). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from Calvert and its subsidiaries. The Fund have received an exemptive order from the Securities and Exchange Commission permitting the Fund to make investments in these notes under certain conditions.

Security Transactions: Security transactions are accounted for on trade date.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE B —TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2016.

SMALL CAP
Unrealized appreciation	$23,994,397
Unrealized (depreciation)	(13,089,772)
Net unrealized appreciation (depreciation)	$10,904,625

Federal income tax cost of investments	$276,305,556

GLOBAL ENERGY SOLUTIONS
Unrealized appreciation	$2,806,816
Unrealized (depreciation)	(16,487,611)
Net unrealized appreciation (depreciation)	($13,680,795)

Federal income tax cost of investments	$116,155,656

GLOBAL WATER
Unrealized appreciation	$29,600,862
Unrealized (depreciation)	(12,276,536)
Net unrealized appreciation (depreciation)	$17,324,326

Federal income tax cost of investments	$433,391,709

GREEN BOND
Unrealized appreciation	$1,927,097
Unrealized (depreciation)	(86,626)
Net unrealized appreciation (depreciation)	$1,840,471

Federal income tax cost of investments	$68,556,231

NOTE C — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.

Item 2. Controls and Procedures.
(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
Filed herewith.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.
By:    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    August 22, 2016

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer – Principal Financial Officer
Date:    August 22, 2016